Consolidated Statement of Changes in Equity ₨ in Millions, $ in Millions	INR (₨)		USD ($)	Issued capital [member] INR (₨)	Share premium [Member] INR (₨)	Other equity interest [Member] INR (₨)		Share based payment reserve [Member] INR (₨)	Other components of equity (Includes FCTR and General Reserve) [Member] INR (₨)	Retained earnings /(accumulated deficit) [Member] INR (₨)		Equity attributable to owners of parent [Member] INR (₨)		Non-controlling interest [Member] INR (₨)
Balance at the Beginning at Mar. 31, 2023	₨ 15,145			₨ 1,841	₨ 19,685	₨ 0	[1]	₨ 361	₨ 53	₨ (6,795)		₨ 15,145		₨ 0	[1]
Total comprehensive income for the year	154			0	0	0	[1]	0	(15)	169		154		0	[1]
Reclassification of Compulsorily Convertible Debentures	2,724			0	0	2,724	[1]	0	0	0		2,724		0	[1]
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	42			5	37	0	[1]	0	0	0		42		0	[1]
Transaction costs related to rights issue of equity shares	0			0	0	0	[1]	0	0	0		0		0	[1]
Transferred from share based payment reserve on exercise of ESOP	0			0	11	0	[1]	(16)	5	0		0		0	[1]
Share – based payment transactions	7			0	0	0	[1]	7	0	0		7		0	[1]
Balance at the Ending at Mar. 31, 2024	18,072			1,846	19,733	2,724	[1]	352	43	(6,626)		18,072		0	[1]
Total comprehensive income for the year	(771)			0	0			0	14	(785)		(771)		0	[1]
Reclassification of Compulsorily Convertible Debentures	682			0	0	682	[1]	0	0	0		682		0	[1]
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	32			8	24	0	[1]	0	0	0		32		0
Rights issue of shares	2,500			2,500	0	0	[1]	0	0	0		2,500		0	[1]
Transaction costs related to rights issue of equity shares	(52)			0	0	0	[1]	0	0	(52)		(52)		0	[1]
Debenture premium on issue of Non-Convertible Debentures	6			0	6	0	[1]	0	0	0		6		0	[1]
Dividend paid on Non-Cumulative Compulsorily Convertible Preference Shares	(23)			0	0	0		0	0	(23)		(23)		0
Acquisition of equity shares in subsidiary without change in control	(88)	[2]		0	0	0	[1]	0	0	(88)	[2]	(88)	[2]	0	[1]
Acquisition of preference shares in subsidiary without change in control	(231)	[2]		0	0	0	[1]	0	0	(231)	[2]	(231)	[2]	0	[1]
Transferred from share based payment reserve on exercise of ESOP	0			0	17	0	[1]	(104)	87	0		0		0	[1]
Share – based payment transactions	2			0	0	0	[1]	2	0	0		2		0	[1]
Balance at the Ending at Mar. 31, 2025	20,129			4,354	19,780	3,406	[1]	250	144	(7,805)		20,129		0	[1]
Total comprehensive income for the year	(1,284)		$ (14)	0	0	0	[1]	0	82	(1,366)		(1,284)		0	[1]
Reclassification of Compulsorily Convertible Debentures	0			0	0	0	[1]	0	0	0		0		0	[1]
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	27			5	22	0	[1]	0	0	0		27		0
Rights issue of shares	0			0	0	0	[1]	0	0	0		0
Transaction costs related to rights issue of equity shares	0			0	0	0		0	0	0		0		0
Debenture premium on issue of Non-Convertible Debentures	0			0	0	0		0	0	0		0		0
Dividend paid on Non-Cumulative Compulsorily Convertible Preference Shares	0			0	0	0		0	0	0		0		0
Others	5			0	0	0		0	0	5		5		0
Acquisition of equity shares in subsidiary without change in control	0			0	0	0		0	0	0		0		0
Acquisition of preference shares in subsidiary without change in control	0			0	0	0		0	0	0		0		0
Transferred from share based payment reserve on exercise of ESOP	0			0	1	0	[1]	(2)	1	0		0		0
Share – based payment transactions	56			0	0	0	[1]	56	0	0		56		0
Balance at the Ending at Mar. 31, 2026	₨ 18,933			₨ 4,359	₨ 19,803	₨ 3,406	[1]	₨ 304	₨ 227	₨ (9,166)		₨ 18,933		₨ 0	[1]

[1]	Refer note 18A.
[2]	Refer note 18A(d) & (e).